Acquisitions, Dispositions And Other Adjustments (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			1 Months Ended	4 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended			0 Months Ended	1 Months Ended	7 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2012	May 08, 2012	Sep. 30, 2013	Oct. 24, 2014	Feb. 13, 2015	Mar. 02, 2015	Jan. 31, 2015	Oct. 31, 2014	Jan. 16, 2015	Mar. 31, 2014	Jul. 31, 2014	Jan. 31, 2013
Significant Acquisitions and Disposals [Line Items]
Acquisition of business - anticipated or actual cash paid to seller	$ 3,141	$ 4,113	$ 828
Disposition of business - cash received from sale of subsidiary (in millions of U.S. dollars)	8,123	1,923	812
Disposition of intangible assets - value of goodwill disposed		799
Debt redeemed or matured during period	(7,737)	(13,201)	(17,673)
Wireline [Member]
Significant Acquisitions and Disposals [Line Items]
Disposition of intangible assets - value of goodwill disposed		799
Advertising Solutions [Member] | Disposition [Member]
Significant Acquisitions and Disposals [Line Items]
Disposition of business - period of sale of subsidiary					May 08, 2012
Disposition of business - cash received from sale of subsidiary (in millions of U.S. dollars)				740
Noncash consideration received from sale of subsidiary				200
Type of noncash consideration from sale of subsidiary				advance
Atlantic Tele Network [Member] | Acquisition [Member]
Significant Acquisitions and Disposals [Line Items]
Acquisition of business - anticipated or actual acquisition period/date						Sep. 30, 2013
Acquisition of business - anticipated or actual cash paid to seller						806
Atlantic Tele Network [Member] | Acquisition [Member] | Goodwill [Member]
Significant Acquisitions and Disposals [Line Items]
Acquisition of business - value/amount of assets acquired						296
Atlantic Tele Network [Member] | Acquisition [Member] | Spectrum Licenses [Member]
Significant Acquisitions and Disposals [Line Items]
Acquisition of intangible assets - value/amount of assets acquired						322
America Movil [Member] | Disposition [Member]
Significant Acquisitions and Disposals [Line Items]
Disposition of business - period of sale of subsidiary	Dec. 31, 2014
Disposition of business - cash received from sale of subsidiary (in millions of U.S. dollars)	5,885	1,179
Disposition of business - pretax gain recognized from sale of subsidiary/investment	1,330
Connecticut Wireline [Member] | Disposition [Member]
Significant Acquisitions and Disposals [Line Items]
Disposition of business - period of sale of subsidiary							Oct. 24, 2014
Disposition of business - cash received from sale of subsidiary (in millions of U.S. dollars)							2,018
Disposition of business - pretax gain recognized from sale of subsidiary/investment							147
Disposition of business - net income impact from sale of subsidiary (in millions of U.S. dollars)							(289)
Disposition of intangible assets - value of goodwill disposed							743
FCC Auction 97 [Member] | Acquisition [Member] | Spectrum Licenses [Member]
Significant Acquisitions and Disposals [Line Items]
Acquisition of intangible assets through a group purchase - value/amount of assets acquired										18,189
Payments to Acquire Intangible Assets								2,717	14,551		921
License purchase agreement description										251 Advanced Wireless Service (AWS) spectrum
GSF Telecom Holdings [Member] | Acquisition [Member]
Significant Acquisitions and Disposals [Line Items]
Acquisition of business - anticipated or actual acquisition period/date												Jan. 16, 2015
Acquisition of business - cash paid or to be paid to seller												2,500
Acquistion of business - allocaton to debt, net of cash received by seller												700
Leap Wireless International [Member] | Acquisition [Member]
Significant Acquisitions and Disposals [Line Items]
Acquisition of business - anticipated or actual acquisition period/date													Mar. 31, 2014
Acquisition of business - cash paid or to be paid to seller													1,248
Acquisition of business - anticipated or actual cash paid to seller (in US dollars per share)													$ 15
Acquisition of assets - noncash consideration													one non-transferable contingent value right per share
Long term debt, fair value													3,889
Repayments of Debt														3,889
Leap Wireless International [Member] | Acquisition [Member] | Customer Lists [Member]
Significant Acquisitions and Disposals [Line Items]
Acquisition of intangible assets - value/amount of assets acquired													520
Leap Wireless International [Member] | Acquisition [Member] | Goodwill [Member]
Significant Acquisitions and Disposals [Line Items]
Acquisition of business - value/amount of assets acquired													248
Leap Wireless International [Member] | Acquisition [Member] | Property, Plant and Equipment [Member]
Significant Acquisitions and Disposals [Line Items]
Acquisition of business - value/amount of assets acquired													510
Leap Wireless International [Member] | Acquisition [Member] | Spectrum Licenses [Member]
Significant Acquisitions and Disposals [Line Items]
Acquisition of intangible assets - value/amount of assets acquired													3,000
Leap Wireless International [Member] | Acquisition [Member] | Trade Name [Member]
Significant Acquisitions and Disposals [Line Items]
Acquisition of intangible assets - value/amount of assets acquired													340
Next Wave [Member] | Acquisition [Member] | Spectrum Licenses [Member]
Significant Acquisitions and Disposals [Line Items]
Acquisition of business - anticipated or actual acquisition period/date															Jan. 31, 2013
Acquisition of business - anticipated or actual cash paid to seller															605
Other Acquisitions [Member] | Acquisition [Member] | Spectrum Licenses [Member]
Significant Acquisitions and Disposals [Line Items]
Acquisition of intangible assets through a group purchase - value/amount of assets acquired	1,263	895	855
YP Holdings LLC [Member] | Disposition [Member]
Significant Acquisitions and Disposals [Line Items]
Ownership interest in equity method investment				47.00%
Verizon-Alltell [Member] | Acquisition [Member] | Spectrum Licenses [Member]
Significant Acquisitions and Disposals [Line Items]
Acquisition of business - anticipated or actual acquisition period/date						Sep. 30, 2013
Acquisition of assets - noncash consideration						assignment of Advanced Wireless Service (AWS) spectrum licenses
Acquisition of assets - number of states (as shown)						18
Acquisition of Assets - estimated number of people in network (in millions)						42,000,000
Acquisition of assets - number of markets given (as shown)						5
Acquisition of assets - gain on spectrum swaps						293
Acquisition of intangible assets - value/amount of assets acquired						$ 1,900